Assets Pledged as Collateral or for Security	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Assets Pledged as Collateral or for Security
37.	ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY

The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$4,796,126	$6,063,303	$202,718
Property, plant and equipment	—	138,831	4,642
Investment properties	6,680,017	12,167,772	406,813
Long-term prepayments for lease	6,515,576	—	—
Other financial assets (including current and non-current)	496,902	637,775	21,323

	$18,488,621	$19,007,681	$635,496